Share-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	2,436,661	2,499,161	2,192,161
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.42	$ 0.42	$ 0.42
Number of Options, Granted	1,320,000		331,000
Number of Options, Forfeited/expired	(44,606)	(62,500)	(24,000)
Number of Options, Exercise	(1,088,647)
Number of Options Outstanding, Ending Balance	2,623,408	2,436,661	2,499,161	2,192,161
Number of Options, Exercisable	1,161,247
Weighted Average Exercise Price, Granted	$ 10.11		$ 0.42
Weighted Average Exercise Price, Forfeited/expired	0.42	$ 0.42	0.42
Weighted Average Exercise Price, Exercise	0.42
Weighted Average Exercise Price Outstanding, Ending Balance	5.48	$ 0.42	$ 0.42	$ 0.42
Weighted Average Exercise Price Exercisable	$ 0.42
Weighted Average Remaining Contractual Life, Outstanding	7 years 1 month 24 days	6 years 2 months 26 days	7 years 3 months 10 days	7 years 11 months 23 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 2 months 12 days
Aggregate Intrinsic Value Outstanding	$ 25,781	$ 34,423	$ 28,540	$ 16,471
Aggregate Intrinsic Value Exercisable	$ 11,412